REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of generating units in operation

Generator	Generating unit	Tecnology	Fuel	Power	Applicable regime
CTG	GUEMTG01	TG	Gas	100 MW	Resolution No. 400/25 (*)
CTG	GUEMTV11	TV	Gas	63 MW	Resolution No. 400/25
CTG	GUEMTV12	TV	Gas	63 MW	Resolution No. 400/25
CTG	GUEMTV13	TV	Gas	135 MW	Resolution No. 400/25
Piquirenda	PIQIDI 01-10	MCI	Gas	30 MW	Resolution No. 400/25
CPB	BBLATV29	TV	Dual	310 MW	Resolution No. 400/25
CPB	BBLATV30	TV	Dual	310 MW	Resolution No. 400/25
CT Ing. White	BBLMD01-06	MCI	Dual	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	Gas	555 MW	Resolution No. 400/25
CTLL	LDLATG04	TG	Gas	105 MW	Res. No. 220/07 (75%)
CTLL	LDLATG05	TG	Gas	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	MCI	Gas	15 MW	Resolution No. 400/25
CTGEBA	GEBATG01/TG02/TV01	CC	Gas	685 MW	Resolution No. 400/25
CTGEBA	GEBATG03	TG	Gas	169 MW	Resolution No. 400/25 (*)
CTGEBA	GEBATG03/TG04/TV02	CC	Gas	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	Vapor	14 MW	Resolution No. 400/25 (*)
CT Parque Pilar	PILBD01-06	MCI	Dual	100 MW	Resolution No. 21/16
CTB	EBARTG01 - TG02	TG	Dual	569 MW	Resolution No. 400/25
CTB	EBlARTV01	TV	Dual	279 MW	Resolution No. 220/07
HIDISA	AGUA DEL TORO	HI	-	150 MW	Resolution No. 602/25
HIDISA	EL TIGRE	HR	-	14 MW	Resolution No. 602/25
HIDISA	LOS REYUNOS	HB	-	224 MW	Resolution No. 602/25
HINISA	NIHUIL I - II - III	HI	-	265 MW	Resolution No. 400/25
HPPL	PPLEHI	HI	-	285 MW	Resolution No. 602/25
PEPE II	PAMEEO	Wind	-	53 MW	MATER Res. No. 281/17
PEPE III	BAHIEO	Wind	-	53 MW	MATER Res. No. 281/17
PEPE IV	PEP3EO - PE32EO	Wind	-	81 MW	MATER Res. No. 281/17
PE Arauco - PEPE V	AR21EO	Wind	-	100 MW	Renovar
PEPE VI	PEP6EO	Wind	-	140 MW	MATER Res. No. 281/17

(*) Additionally, it markets capacity and energy under residual Energy Plus contracts pursuant to Resolution No. 1,281/06.

Schedule of applicable adapted rent factors

FRA	Installed generation
	2025 onwards	up to 2024
		With fuel self-management	with gas supplied by CAMMESA	with no fuel management (*)
2025 and 2026	1	15%	12%	0
2027		25%	15%
2028 onwards		35%	17.50%
	(*) CVP equivalent to regulated values.

Schedule of available capacity remuneration

PPAD	Thermal generation
	Dispatched	Non-dispatched
2026	100%	80%
2027		40%
2028 onwards		0%

Schedule of hydroelectric generators by technology and scales values

Technology / Scale	($ / MW- month)
Medium HI Capacity > 120 ≤ 300 MW	2,570,771
Small HI Capacity > 50 ≤ 120 MW	3,534,805
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,570,771
Renewable HI Capacity ≤ 50 MW	5,784,224

Schedule of generated and operated energy thermal units remuneration

Remuneration	Thermal Power Plants ($ / MWh)	Hydroelectric Power Plants ($ / MWh)	Non-conventional source ($ / MWh)
Generated energy	Between 4,678 and 8,186	4,089	32,718
Operated energy	1,627	1,627	-

Schedule of hydroelectric availability capacity prices

Technology / Scale	($ / MW-month)
Medium HI Capacity > 120 ≤ 300 MW	2,963,070
Medium Pumped HI Capacity > 120 ≤ 300 MW	2,963,070
Renewable HI Capacity ≤ 50 MW	8,745,746

Schedule of transmission tariff

	Jun-25	Jul-25	Aug-25	Sep-25	Oct-25	Nov-25	Dec-25
Transener and Fourth Line	7.25%	4.64%	6.02%	6.95%	7.12%	7.61%	5.87%
Transba	4.06%	1.53%	2.87%	3.78%	3.94%	4.41%	2.73%
Choele Choel – Pto. Madryn Interconnection	4.35%	1.80%	3.14%	4.05%	4.22%	4.69%	3.00%
Transportista Independiente de Buenos Aires (TIBA)	7.22%	4.61%	5.99%	8.10%	8.27%	8.76%	7.01%

Commissioned Generation [Member]
IfrsStatementLineItems [Line Items]
Schedule of applicable adapted rent factors

FRA	Commissioned generation
	2025 onwards	up to 2024
2025 and 2026	1	15%
2027		25%
2028 onwards		35%

Thermal Generation [Member]
IfrsStatementLineItems [Line Items]
Schedule of applicable adapted rent factors

FCE	Thermal generation		Hydros	Renewable sources
	with fuel self-management
	natural gas	Alternative fuels
Winter / Summer	1.1	1.5	0.5	0
Remaining periods	0.9	1